Document and Entity Information	Dec. 20, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2021
Entity Registrant Name	CHP Merger Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39140
Entity Tax Identification Number	84-2590924
Entity Address, Address Line One	25 DEFOREST AVENUE, SUITE 108
Entity Address, City or Town	SUMMIT
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	212
Local Phone Number	508-7090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001785041
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	CHPMU
Security Exchange Name	NASDAQ
Class A common stock included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	CHPM
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	CHPMW
Security Exchange Name	NASDAQ